Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit (loss)	€ 5,255	€ 4,144
Other comprehensive income	213	568
Other comprehensive income that will not be reclassified to profit or loss, before tax	79	(79)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(86)	(208)
Non-current assests available for sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	158	116
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(14)	(19)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	20	32
Other comprehensive income that will be reclassified to profit or loss, before tax	134	647
Other comprehensive income, before tax, hedges of net investments in foreign operations	9	(794)
Gains (losses) on hedges of net investments in foreign operations, before tax	9	(794)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0
Other Reclassifications Comprehensive Income Before Tax Hedges Of Net Investments In Foreign Operations	0	0
Other comprehensive income, before tax, exchange differences on translation	558	1,358
Gains (losses) on exchange differences on translation, before tax	555	1,358
Reclassification adjustments on exchange differences on translation, before tax	3	0
Other reclassifications other comprehensive income before tax exchange differences on translation	0	0
Other comprehensive income, before tax, cash flow hedges	113	288
Gains (losses) on cash flow hedges, before tax	113	288
Reclassification adjustments on cash flow hedges, before tax	0	0
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0
Other reclassification comprehensive income before tax cash flow hedges	0	0
Other Comprehensive Income Debt Securities at fair value through other comprehensive income	(806)	(186)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(746)	(253)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	60	(67)
Other reclassification comprehensive income before tax available for sale financial assets	0	0
Non current assets and disposal groups held for sale that will be reclassified to profit or loss net of tax	0	0
Valuation gains losses taken to equity non current assets held for sale	0	0
Non current assets held for sale transferred to profit or loss	0	0
other reclassifications of non current assets held for sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	10	14
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	250	(34)
Comprehensive income	5,468	4,712
Comprehensive income, attributable to non-controlling interests	636	118
Comprehensive income, attributable to owners of parent	€ 4,833	€ 4,594